Note 10 - Equity - Schedule of Warrants (Details) - $ / shares				9 Months Ended	12 Months Ended
	Sep. 19, 2024	Aug. 12, 2024	Jul. 26, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Outstanding warrants, number (in shares)				2,386,677	848,564	123,333
Outstanding warrants, exercise price (in dollars per share)				$ 2.07	$ 2.26	$ 7.5
Outstanding warrants, weighted average remaining life (Year)					2 years 5 months 15 days	2 years 6 months	10 months 6 days
Series C Warrants (Note 10.a) (in shares)					1,538,113	198,482
Series C Warrants (Note 10.a) (in dollars per share)					$ 2.56	$ 3
Outstanding warrants, number (in shares)					2,386,677	848,564	123,333
Outstanding warrants, exercise price (in dollars per share)					$ 2.07	$ 2.26	$ 7.5
Common Stock Warrants [Member]
Outstanding warrants, number (in shares)				193,433
Outstanding warrants, exercise price (in dollars per share)				$ 23.46
Outstanding warrants, weighted average remaining life (Year)				4 years 21 days	2 years 8 months 26 days
Outstanding warrants, number (in shares)				1,184,043	193,433
Outstanding warrants, exercise price (in dollars per share)				$ 16.51	$ 23.46
Penny Warrants [Member]
Outstanding warrants, number (in shares)				54,782
Outstanding warrants, weighted average remaining life (Year)				3 years 5 months 23 days	1 year 6 months 3 days
Outstanding warrants, number (in shares)				890,706	54,782
Exercised, number (in shares)				(435,169)
Series C Preferred Unit Warrants [Member]
Outstanding warrants, exercise price (in dollars per share)				$ 2.56
Series C Warrants (Note 10.a) (in shares)				86,820
Series C Warrants (Note 10.a) (in dollars per share)				$ 24.62
Outstanding warrants, exercise price (in dollars per share)				$ 24.62	$ 2.56
Pre-funded Warrants [Member]
Series C Warrants (Note 10.a) (in shares)				504,324
Broker Warrants [Member]
Series C Warrants (Note 10.a) (in shares)				4,163
Series C Warrants (Note 10.a) (in dollars per share)				$ 12.31
Outstanding warrants, exercise price (in dollars per share)				$ 12.31
Series A Warrants [Member]
Series C Warrants (Note 10.a) (in shares)				629,039
Exercised, number (in shares)	(359,451)
PIPE Warrants [Member]
Series C Warrants (Note 10.a) (in shares)		823,529	504,324	823,529
Series C Warrants (Note 10.a) (in dollars per share)				$ 6.83
Outstanding warrants, exercise price (in dollars per share)		$ 6.83	$ 0.001
Series D Warrants [Member]
Series C Warrants (Note 10.a) (in shares)				92,798
Exercised, number (in shares)	(61,866)
WaveDancer Legacy Warrants [Member]
Series C Warrants (Note 10.a) (in shares)		76,098		76,098
Series C Warrants (Note 10.a) (in dollars per share)				$ 94.69
Consulting Agreement Warrants [Member]
Series C Warrants (Note 10.a) (in shares)				44,932